Income Tax Expense (Tables)	12 Months Ended
Jun. 30, 2026
Income Tax Expense [Abstract]
Schedule of Income Tax Expense
	30 June	30 June
	2026 A$	2025 A$
Unused tax losses for which no deferred tax asset has been recognized	65,442,467	63,441,544
Potential tax benefit @ 25% (2025: 25%)	16,360,617	15,860,386

Schedule of Numerical Reconciliation of Income Tax Expense to Prima Facie Tax Payable

Numerical reconciliation of income tax expense to prima facie tax payable

	30 June 2026 A$	30 June 2025 A$
Loss from continuing operations before income tax expense	(3,679,999)	(5,215,987)
Tax at the Australian tax rate of 25% (2025: 25%)	(920,000)	(1,303,997)
Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
R&D tax incentive	(195,578)	(277,644)
Accounting expenditure subject to R&D tax incentive	449,605	638,263
Share-based payments	22,112	76,061
Net impact of other amounts not deductible (taxable)	143,630	6,875
Subtotal	(500,231)	(860,442)
Tax losses and other timing differences for which no deferred tax asset is recognized	500,231	860,442
Income tax expense	-	-